Fair Value Measurement - Assets and liabilities measured at fair value on a recurring basis (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Liabilities
Loss on fair value changes for the contingent consideration payables	¥ 31,500	¥ 4,000
Recurring
Assets
Short-term investments	787,259	2,239,596
Liabilities
Contingent consideration payables for acquisitions (current)	38,940
Contingent consideration payables for acquisitions (non-current)	74,618	64,700
Recurring | Level 2
Assets
Short-term investments	787,259	2,239,596
Recurring | Level 3
Liabilities
Contingent consideration payables for acquisitions (current)	38,940
Contingent consideration payables for acquisitions (non-current)	¥ 74,618	¥ 64,700